Consolidated Balance Sheets	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
CURRENT ASSETS
Cash	$ 80,466	$ 111,299
Restricted cash	576,739
Accounts receivable, net	11,781,103	4,602,466
Inventories, net	1,572,224	987,287
Advance to suppliers, net	14,469,299	8,401,182
Acquisition deposit		1,000,000
Due from related parties	33,228	8,411
Prepaid expenses and other current assets	4,296,949	2,355,293
Current assets held for sale associated with the sale of the Gansu subsidiary	6,983,849	6,717,526
TOTAL CURRENT ASSETS	39,793,857	24,183,464
NON-CURRENT ASSETS
Property, plant and equipment, net	15,005,686	15,481,830
Intangible assets, net	776,995	766,350
Right-of-use lease assets, net	141,895	312,067
Deferred tax assets, net	1,388	1,335
Non-current assets held for sale associated with the sale of the Gansu subsidiary	6,045,611	5,811,090
TOTAL NON-CURRENT ASSETS	21,971,575	22,372,672
TOTAL ASSETS	61,765,432	46,556,136
CURRENT LIABILITIES
Short-term loans	5,719,493	2,509,890
Current portion of long-term loans	461,765	419,610
Accounts payable	3,428,102	1,404,937
Due to related parties	244,871	77,212
Taxes payable	3,681,166	2,718,687
Deferred revenue	506,769	106,514
Accrued expenses and other current liabilities	2,243,219	2,140,900
Operating lease liability, current	148,904	227,297
Current liabilities held for sale associated with the sale of the Gansu subsidiary	11,543	6,168
TOTAL CURRENT LIABILITIES	16,445,832	9,611,215
NON-CURRENT LIABILITIES
Long-term loans	970,061	871,368
Operating lease liability, non-current		91,720
TOTAL NON-CURRENT LIABILITIES	970,061	963,088
TOTAL LIABILITIES	17,415,893	10,574,303
COMMITMENTS AND CONTINGENCIES
EQUITY
Preferred shares ($0.001 par value, 30,000,000 preferred shares authorized, no shares were issued and outstanding as of September 30, 2024 and 2023)
Ordinary shares, ($0.001 par value, 270,000,000 shares authorized, 3,970,558 and 1,173,867 shares issued and outstanding as of September 30, 2024 and 2023, respectively;)	3,970	1,174
Additional paid in capital	25,005,100	18,088,056
Statutory reserve	2,733,354	2,372,871
Retained earnings	18,741,685	18,703,996
Accumulated other comprehensive income	(2,577,418)	(3,681,445)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	43,906,691	35,484,652
Non-controlling interest	442,848	497,181
TOTAL SHAREHOLDERS’ EQUITY	44,349,539	35,981,833
TOTAL LIABILITIES AND EQUITY	$ 61,765,432	$ 46,556,136